Financial risk management	12 Months Ended
Dec. 31, 2017
Financial risk management
Financial risk management

21.         Financial risk management

a.        Significant accounting policies

The details of the significant accounting policies and adopted methods (including recognition, valuation and basis of recognition of related income and expenses) for each class of financial asset, financial liability and equity instrument is disclosed in note 4.

b.         Categories of financial instruments and risk management policies

The principal categories of financial instruments are:

		December 31,
Financial assets	Risk classification	2017		2016		2015
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	2,382,345	Ps.	3,005,792	Ps.	2,665,641
Receivables, net	Credit and exchange rate		630,757		714,130		390,785

		December 31,
Financial liabilities	Risk classification	2017		2016		2015
Short-term and long-term debt	Interest rate, exchange rate and liquidity	Ps.	4,644,387	Ps.	4,707,303	Ps.	4,729,388
Trade accounts payable(1)	Liquidity		249,507		252,831		243,867
Accrued interest	Liquidity		69,125		43,254		42,425
Accounts payable to related parties	Liquidity		130,022		140,328		67,521
(1)	Does not include the payments of employee statutory profit-sharing amounts, which were Ps.6,475, Ps. 9,242 and Ps.9,491 as of December 31, 2017, 2016 and 2015, respectively.

Based on the nature of its activities, the Company is exposed to different financial risks, mainly as a result of its ordinary business activities and its debt contracts entered into to finance its operating activities. The Company’s corporate treasury department provides services to the operating units to coordinate the entry into domestic and international markets and monitors and manages the financial risks relating to the operations of the Company. These risks include market risk (interest rate risk and foreign currency risk), credit risk and liquidity risk.

Periodically, the Company’s management assesses risk exposure and reviews the alternatives for managing those risks, supervising and managing the financial risks through internal risk reports which analyze exposures by degree and magnitude of risks. The Board of Directors sets and monitors policies and procedures to measure and manage the risks to which the Company is exposed, which are described below.

c.        Market risk

Interest rate risk management — This risk principally stems from changes in the future cash flows of debt entered into at variable interest rates (or with short-term maturity and presumable renewal) as a result of fluctuations in the market interest rates. The purpose of managing this risk is to lessen the impact in the cost of the debt due to fluctuations in such interest rates.

The risk is managed by the Company through maintaining an appropriate combination of fixed rate loans and variable rate loans. As of December 31, 2017, the Company had an approximate Ps.4,644,387 in outstanding long-term debt, of which 96.9% had a fixed interest rate and 3.1% a variable interest rate. As of December 31, 2016, the Company had Ps.4,707,303 in outstanding long-term debt, of which 95.6% had a fixed interest rate and 4.4% a variable interest rate. As of December 31, 2015, the Company had an approximate Ps.4,729,388 in outstanding long-term debt, of which 95.1% had a fixed interest rate and 4.9% a variable interest rate.

The contracted credit lines have interest payments at a variable rate, which exposes the Company to interest rate risk as a result of fluctuations in market interest rates. The risk exposure is mainly caused by the variations that could occur in the three-month LIBOR rate.

The Company manages this risk by monitoring constantly the changes of such interest rates. In recent years, the three-month LIBOR has increased. The three-month LIBOR was at its lowest level on January 3, 2017 (0.99872%) and its highest level on December 28, 2017 (1.69465%). Therefore, the Company has not entered into hedging instruments to hedge the risk of a rise in such interest rates. In the future, if the behavior of the referenced rates established in its debt instruments changes and trends upward, the Company may decide to enter into hedging instruments.

Sensitivity analysis for interest rates — The following sensitivity analysis is based on the assumption of an unfavorable movement of basis points in interest rates, in the indicated amounts applicable to each category of floating rate financial liabilities. The Company determines its sensitivity by applying the hypothetical interest rate (reference rate increased at the rate specified plus surcharge) for each category of financial liabilities accruing interest at a variable rate.

As of December 31, 2017, 2016 and 2015, the Company maintained long-term debt, including the current portion, which accrue interest at a variable rate, of Ps.144,387, Ps.207,303 and Ps.229,388, respectively (see notes 14 and 15, which disclose the outstanding balances and interest rates of the Company’s financial instruments). A hypothetical, instantaneous and unfavorable 10% change in the three-month LIBOR interest rate applicable to the outstanding debt with variable rates would have resulted in an additional financing expense of approximately Ps.244, Ps.166 and Ps.74 for 2017, 2016 and 2015, respectively. The increase was calculated for U.S. dollar debt based on the year-end exchange rate of each year (Ps.19.7354, Ps.20.664, and Ps.17.3398 for 2017, 2016 and 2015, respectively).

Exchange risk management — The Company performs transactions denominated in foreign currency; consequently, it is exposed to exchange rate risks, which are managed within the parameters of established and approved policies.  The main risk related to the exchange rate involves changes in the value of the Mexican peso against the U.S. dollar.

A severe devaluation or appreciation of the Mexican peso could also result in an interruption in the international currency markets and could limit the ability to transfer or convert pesos to U.S. dollars and other currencies in order to make timely payments of interest and principal on the related obligations expressed in U.S. dollars or in other currencies. While the Mexican Government does not currently restrict, and since 1982 has not restricted, the right or ability of individuals or corporations Mexican or foreign to convert pesos into U.S. dollars or other currencies persons and to transfer out of Mexico, the Mexican Government could institute restrictive exchange control policies in the future. There can be no assurance that the Bank of Mexico will maintain its current policy on the Mexican peso. The fluctuation of the currency may have an adverse effect on the financial position of the Company, results of operations and cash flows in future periods.

Historically, a portion of the revenues generated by the Company’s airports (mainly derived from TUA charged to international passengers) are linked to U.S. dollars, although such revenues are collected in pesos based on the average exchange rate of the previous month. Of consolidated revenues (excluding construction services revenues) of the Company, 15.88%,  15.57% and 15.27% were from TUA of international passengers in 2017, 2016 and 2015, respectively. Substantially all other revenues of the Company are denominated in pesos. Based on an appreciation of 10% of the peso against the U.S. dollar, the Company believes that its revenues would have decreased by Ps.92,154, Ps.81,052, and Ps.63,283 in 2017, 2016 and 2015, respectively.

An appreciation of the Mexican peso against the U.S. dollar would reduce the U.S. dollar-denominated revenues and the Company’s obligations under U.S. dollar-denominated debt when expressed in pesos, whereas a depreciation of the peso against the U.S. dollar would increase the Company’s U.S. dollar-denominated revenues and obligations under debt agreements when expressed in pesos.

For the year ended December 31, 2017, the peso appreciated against the U.S. dollar by 4.49%, relative to the exchange rates prevailing at the end of 2016.

Foreign currency sensitivity analysis -  The following sensitivity analyses are based on an instantaneous and unfavorable change in exchange rates which affect the foreign currencies in which the Company’s debt is expressed. These sensitivity analyses cover all the assets and liabilities denominated in foreign currency. Sensitivity is determined by applying a hypothetical exchange rate change to those items, including the outstanding debt expressed in foreign currency.

As of December 31, 2017, 2016 and 2015, a hypothetical, instantaneous and unfavorable change of 10% in the exchange rate of the peso against the U.S. dollar, applicable in the Company’s asset (liability) positions net of U.S.$25,370, U.S.$2,407 and U.S.$14,220 (amounts in thousands) would have resulted in an estimated exchange (gain) loss of approximately Ps.(50,069), Ps. 4,974 and Ps.24,657 as of December 31, 2017, 2016 and 2015, respectively.

The carrying values of monetary assets and liabilities denominated in foreign currencies at the end of the reporting period are as follows (amounts in thousands):

	Liabilities						Assets
	December 31,						December 31,
Currency	2017		2016		2015		2017		2016		2015
U.S. dollars	U.S.$	(15,631)	U.S.$	(14,457)	U.S.$	(14,389)	U.S.$	41,001	U.S.$	12,050	U.S.$	169

The transactions in thousands of U.S. dollars for the years ended December 31, 2017, 2016 and 2015, are as follows:

	December 31,
	2017		2016		2015
Technical assistance	U.S.$	6,863	U.S.$	5,707	U.S.$	5,641
Insurance		2,295		1,481		2,651
Purchase of machinery and maintenance		16,562		6,886		7,506
Software		1,722		1,728		1,095
Professional services, fees and subscriptions		968		1,161		607
Other		6,437		7,660		5,387

Pertinent exchange rate information at the date of the consolidated statements of financial position is as follows:

	December 31,
	2017		2016		2015
U.S. dollar exchange rate
Interbank	Ps.	19.7354	Ps.	20.664	Ps.	17.3398

As of April 27, 2018, the issuance date of the consolidated financial statements, the Interbank exchange rate was Ps.18.8644.

d.        Credit risk

Credit risk management — Credit risk refers to the risk whereby one of the parties defaults on its contractual obligations, thereby generating a financial loss for the Company. The objective of this risk management is to reduce its impact by reviewing the solvency of the Company’s potential customers. The creditworthiness of uncollected amounts is periodically evaluated estimates of recoverable amounts are reviewed, resulting in reserves for those amounts whose recovery is considered doubtful, with corresponding entries to the statements of income and other comprehensive income in the period of review. The credit risk has historically been very limited.

The Company’s maximum credit risk exposure is presented in the amounts included in the table in subsection b) as well as within the past due but not impaired analysis of accounts receivable, included in note 7. The Company holds bonds and deposits that mitigate the credit risk, being the most relevant the guarantee deposits registered as a liability in the consolidated statements of financial position.

The Company adopted a policy to only carry out transactions with solvent parties and obtain sufficient collateral where appropriate as a means of mitigating the risk of financial loss due to possible default. The Company trades only with entities that have the best possible risk rating. The credit exposure is reviewed and approved by senior management committees of the Company. The credit risk on cash and cash equivalents is limited because the counterparties are banks with high credit ratings assigned by credit rating agencies. Financial instruments that potentially expose the Company to credit risk consist mainly of accounts receivable.

The customers balance is primarily comprised of TUA collected by airlines for each passenger traveling using air terminals and subsequently delivered to the Company. The Company has established three credit options: 30,  45 and 60 days. These days are granted depending on the guarantee that the customer can provide. In case of default, customers will be subject to penalty interests and/or a legal collection process. For both credit customers and cash customers, there are established guarantees, which may include the following: trust, deposit, letter of credit, liquid credit, mortgage and collateral.

As of December 31, 2017, 2016 and 2015, the Company had Ps.38,223, Ps.67,482 and Ps. 67,733 as an allowance for doubtful accounts, principally related with accounts receivable.

e.         Liquidity risk

Management of liquidity risk — This risk is generated by temporary differences between the funding required by the Company to fulfill business investment commitments, debt maturities, current asset requirements, etc., and the origin of funds generated by the regular activities of the Company and different types of bank financing. Also, different economic or industry factors, such as financial crises or suspension of operations of any airline could affect the cash flow of the Company. The objective of the Company in the management of this risk is to maintain a balance between the flexibility, period and conditions of credit facilities contracted to manage short, medium and long-term funding requirements. In this regard, the Company’s use of project financing and debt with limited resources described in note 14 and the short-term financing for working capital of current assets are significant. The Executive Committee of the Company is ultimately responsible for liquidity management. This Committee has established an appropriate framework for liquidity management guidelines. The Company manages its liquidity risk by maintaining reserves, adequate financial facilities and adequate loans, while constantly monitoring projected and actual cash flows and reconciling the maturity profiles of financial assets and liabilities. Additionally, as mentioned in note 14, the Company has available credit lines for working capital.

The following table shows the remaining contractual maturities of the Company’s financial liabilities with agreed repayment periods. This table has been prepared based on the projected non-discounted cash flows of financial liabilities at the date on which the Company will make payments. The table includes projected interest cash flows and capital repayments of financial debt included in the consolidated statement of financial position. To the extent that interest is accrued at variable rates, the non-discounted amount is derived from interest rate curves at the end of the reporting period. Contractual maturity is based on the earliest date when the Company must make the respective payment.

							2025 and
As of December 31, 2017	2018		2019-2021		2022-2024		subsequently		Total
Long-term debt	Ps.	50,852	Ps.	3,093,535	Ps.	1,500,000	Ps.	—	Ps.	4,644,387
Interest(1)		310,710		806,984		118,078		—		1,235,772
Trade accounts payable		249,507		—		—		—		249,507
Accrued expenses		69,125		—		—		—		69,125
Accounts payable with related parties		130,022		—		—		—		130,022
Total	Ps.	810,216	Ps.	3,900,519	Ps.	1,618,078	Ps.	—	Ps.	6,328,813

							2024 and
To December 31, 2016	2017		2018-2020		2021-2023		subsequently		Total
Long-term debt	Ps.	56,122	Ps.	137,166	Ps.	3,014,015	Ps.	1,500,000	Ps.	4,707,303
Interest(1)		313,145		929,050		287,120		19,680		1,548,995
Trade accounts payable		252,831		—		—		—		252,831
Accrued expenses		43,254		—		—		—		43,254
Accounts payable with related parties		140,328		—		—		—		140,328
Total	Ps.	805,680	Ps.	1,066,216	Ps.	3,301,135	Ps.	1,519,680	Ps.	6,692,711

							2023 and
As of December 31, 2015	2016		2017-2019		2020-2022		subsequently		Total
Long-term debt	Ps.	55,433	Ps.	128,337	Ps.	3,045,618	Ps.	1,500,000	Ps.	4,729,388
Interest(1)		312,296		931,603		595,794		19,680		1,859,373
Trade accounts payable		243,867		—		—		—		243,867
Accrued expenses		42,425		—		—		—		42,425
Accounts payable with related parties		67,521		—		—		—		67,521
Total	Ps.	721,542	Ps.	1,059,940	Ps.	3,641,412	Ps.	1,519,680	Ps.	6,942,574
(1)	The projected interest is determined based on LIBOR and assuming an exchange rate of Ps.19.7354, Ps.20.664 and Ps.17.3398 (as of December 31, 2017, 2016 and 2015, respectively) per U.S. $1.00.

The amounts forming part of the debt contracted with credit institutions include fixed and variable rate instruments. Variable-rate financial liabilities are subject to change when variable interest rates differ from the estimated interest rates determined at the end of the reporting period based on their market value.

The Company expects to meet its obligations under its liabilities with its operational cash flows and resources received from the maturity of its financial assets. Additionally, the Company has access to lines of credit with certain financial institutions.

f.         Financial instruments at fair value

This note provides information about how the Company determines fair values of various financial assets and financial liabilities.

Except as detailed in the following table, the Company considers that the carrying amounts of financial assets and financial liabilities recognized in the consolidated financial statements approximate their fair values due to their short-term maturities.

Financial liabilities

Long-term debt

December 31, 2017				December 31, 2016				December 31, 2015
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	4,644,387	Ps.	4,465,684	Ps.	4,707,303	Ps.	4,489,119	Ps.	4,729,388	Ps.	4,655,234

	Hierarchy of fair value as of December 31, 2017
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,246,875	Ps.	218,809	Ps.	—	Ps.	4,465,684

	Hierarchy of fair value as of December 31, 2016
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,204,695	Ps.	284,424	Ps.	—	Ps.	4,489,119

	Hierarchy of fair value as of December 31, 2015
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,384,607	Ps.	270,627	Ps.	—	Ps.	4,655,234
(1)

The fair values of the financial assets and financial liabilities included in the level 2 category above have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis, with the most significant inputs being the discount rate that reflects the credit risk of counterparties.